Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8071
Facsimile: (215) 564-8120

September 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Adviser Funds (the “Registrant”)
SEC File Nos. 033-67490 and 811-07972
Rule 497(e) filing

Ladies and Gentlemen:

       Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect a supplement to the risk/return summary information contained in the prospectuses dated February 28, 2012, for the Delaware Diversified Income Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on August 28, 2012 (Accession Number: 0001137439-12-000254).

       Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ E. Taylor Brody
E. Taylor Brody